Accounts receivable	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Accounts receivable

10. Accounts receivable

	Notes	June 30, 2024	December 31, 2023
Receivables from contracts with customers
Third parties
Iron Solutions		1,550	3,406
Energy Transition Metals		663	743
Other		8	3
Related parties	29(b)	156	89
Accounts receivable		2,377	4,241
Expected credit loss		(45)	(44)
Accounts receivable, net		2,332	4,197

Provisionally priced commodities sales – The Company is mainly exposed to iron ore and copper price risk. The determination of the final sales price for these commodities is based on the pricing period outlined in the sales contracts, typically occurring after the revenue recognition date. Consequently, the Company initially recognizes revenue using a provisional invoice. Subsequently, the receivables associated with provisionally priced products are measured at fair value through profit or loss (note 19). Any fluctuations in the value of these receivables are reflected in the Company's net operating revenue.

The sensitivity of the Company’s risk related to the final settlement of provisionally priced accounts receivables is detailed below:

	June 30, 2024
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	20,093	107	+/- 10%	+/- 214
Copper	64	8,986	+/- 10%	+/- 57